LEASES - Maturities of lease liabilities (Details) - SL BIO LTD	Dec. 31, 2025 USD ($)
LEASES
From January 1, 2026 to December 31, 2026	$ 156,945
From January 1, 2027 to December 31, 2027	65,393
Total undiscounted cash flows	222,338
Less: imputed interest	(8,933)
Present Value of future minimum lease payments	213,405
Less: Current obligations	(148,663)
Operating lease liabilities, non-current	$ 64,742